Voyage revenues: (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Multiemployer Plan [Line Items]
Decrease / (Increase) in trade accounts receivable	$ 26,563	$ (3,392)
Decrease / (Increase) in deferred revenue	(3,777)	(4,916)
Increase / (Decrease) in Prepaid Expense and Other Assets	(1,831)	$ 18,919
Other current assets	10,399		$ 11,413
Deferred revenue	11,151		7,374
Revenue Contracts [Member]
Multiemployer Plan [Line Items]
Increase / (Decrease) in Prepaid Expense and Other Assets	429
Other current assets	$ 3,288		$ 2,859